Document and Entity Information	Dec. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001925309
Document Type	8-K
Document Period End Date	Dec. 28, 2022
Entity Registrant Name	Sixth Street Lending Partners
Entity Incorporation State Country Code	DE
Entity File Number	814-01543
Entity Tax Identification Number	88-1710161
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(469)
Local Phone Number	621-3001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false